Nature of Business and Liquidity (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 13, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 02, 2018
Subsidiary, Sale of Stock [Line Items]
Net proceeds									$ 26,335,100	$ 26,335,100
Warrants to purchase number of shares (in shares)		312,500						312,500		312,500
Exercise price		$ 5.00						$ 5.00		$ 5.00
Net cash used in operating activities								$ (11,742,788)	(3,666,132)	$ (5,266,885)	$ (492,971)
Net loss		$ (4,289,610)	$ (4,671,232)	$ (3,470,070)	$ (2,329,706)	$ 2,770,904	$ (4,485,338)	(12,430,912)	$ (4,044,140)	(6,843,399)	(2,343,893)
Accumulated deficit		22,736,193						22,736,193		10,305,281	3,461,882
Cash		$ 8,790,540						$ 8,790,540		$ 20,825,860	$ 828,016
IPO
Subsidiary, Sale of Stock [Line Items]
Gross proceeds	$ 28,750,000
Shares issued (in shares)	7,187,500
Price per share (in dollars per share)	$ 4.00
Net proceeds	$ 25,400,000
Warrants to purchase number of shares (in shares)	312,500
Exercise price	$ 5.00											$ 2.32
Redemption premium (as a percent)	125.00%
Shares converted (in shares)	1,068,135